SUMMARY OF CHANGES IN STOCK OPTION PLAN (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Number of options Outstanding at Beginning of Year (in Shares)	11,192		12,669	7,022
Weighted average exercise price Outstanding at Beginning of Year	$ 1,550.26		$ 2,676.78	$ 5,728.92
Weighted average remaining contractual term (in years) Outstanding at Beginning of Year	7 years 9 months 18 days		8 years 14 days	7 years 4 months 2 days
Aggregate Intrinsic Value, Beginning	$ 34		$ 4	$ 1
Number of options Granted (in Shares)			625	8,073
Weighted average exercise price Granted			$ 31.20	$ 48.69
Shares, Cancelled or Expired	(74)		(2,098)	(2,426)
Weighted Average Exercise Price, Cancelled or Expired	$ 22,200.00		$ 7,903.21	$ 2,765.64
Number of options Exercised (in Shares)			(4)
Weighted average exercise price Exercised			$ 24.00
Number of options Outstanding End of Year (in Shares)	11,118		11,192	12,669
Weighted average exercise price Outstanding End of Year	$ 1,412.82		$ 1,550.26	$ 2,676.78
Weighted Average Remaining Contractual Life In Years, Ending Balance	7 years 21 days		7 years 9 months 18 days
Aggregate Intrinsic Value, Ending			$ 34	$ 4
Shares, Vested and Exercisable	7,490		5,744
Weighted Average Exercise Price, Vested and Exercisable	$ 2,077.20		$ 2,957.17
Weighted average remaining contractual term (in years) exercisable options, End of Year	6 years 7 months 20 days		6 years 11 months 23 days
Aggregate intrinsic value Exercised (in Dollars)			$ 15
Shares, Vested and Exercisable	7,490		5,744
Number of options exercisable options, End of Year	$ 2,077.20		$ 2,957.17
Aggregate Intrinsic Value, Vested and Exercisable			$ 15
Ayala Pharmaceuticals Inc [Member]
Number of options Outstanding at Beginning of Year (in Shares)		695,674
Weighted average exercise price Outstanding at Beginning of Year		$ 6.07
Weighted average remaining contractual term (in years) Outstanding at Beginning of Year		7 years 3 months
Number of options Granted (in Shares)		295,470,000
Weighted average exercise price Granted		$ 10.99
Number of options Exercised (in Shares)		(18,328,000)
Weighted average exercise price Exercised		$ 5.50
Number of options Outstanding End of Year (in Shares)		900,789
Weighted average exercise price Outstanding End of Year		$ 7.41
Weighted Average Exercise Price, Vested and Exercisable		$ 476,303
Weighted average remaining contractual term (in years) exercisable options, End of Year		7 years 1 month 13 days
Aggregate intrinsic value Exercised (in Dollars)		$ 55,133
Number of options exercisable options, End of Year		$ 476,303
Aggregate Intrinsic Value, Vested and Exercisable		$ 55,133
Aggregate intrinsic value Outstanding at Beginning of Year (in Dollars)		$ 1,695,276
Number of options Forfeited (in Shares)		(70,527,000)
Weighted average exercise price Forfeited		$ 9.78
Number of options Expired (in Shares)		(1,500,000)
Weighted average exercise price Expired		$ 5.10
Weighted average remaining contractual term (in years) Outstanding End of Year		7 years 9 months 10 days
Aggregate intrinsic value Outstanding End of Year (in Dollars)		$ 991,878
Weighted average exercise price exercisable options,End of Year		$ 5.93
Aggregate intrinsic value exercisable options, End of Year (in Dollars)		$ 1,230,643